S000071770 [Member] Average Annual Total Returns	12 Months Ended	55 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.58%
iBoxx USD Liquid Investment Grade BBB 0+ Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.47%	1.13%
iShares BBB Rated Corporate Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.45%	0.99%
Performance Inception Date		May 18, 2021
iShares BBB Rated Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	5.41%	(0.63%)
iShares BBB Rated Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.37%	0.04%